2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrecognized tax benefits	0	0
Potentially dilutive securities	900,000	2,200,000
Employees and Board Members [Member]
Options to purchase shares of common stock granted to employees and members of the Board of Directors	643,325	0